Offsets	Sep. 22, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-1
File Number	333-297055
Initial Filing Date	Jun. 26, 2026
Fee Offset Claimed	$ 4,466.67
Explanation for Claimed Amount	On June 26, 2026, the Company filed a Registration Statement on Form F-1 (Registration No. 333-296157) (the “Initial Filing”), registering 6,250,000 Class A Ordinary Shares in a primary offering with a maximum aggregate offering price not to exceed $32,343,750.00, intended to be sold on a firm commitment basis by the Company's underwriter and to be listed on the Nasdaq Capital Market, and paid a filing fee of $4,466.67 in connection therewith.

Thereafter, the Company determined to restructure the offering as an offering of 750,000 Class A Ordinary Shares offered by the Company and 16,288,778 Class A Ordinary Shares offered by the Selling Shareholders, on a self-written, “best efforts,” no minimum basis, and intends to apply to have the Class A Ordinary Shares quoted on the OTCQB market after the Registration Statement is declared effective. As a result, US$4,466.67 in previously paid fees remained available for future offset (calculated at the fee rate in effect on the filing date of the Initial Filing). In accordance with Rule 457(p) under the Securities Act, the registrant hereby applies US$4,466.67 of the Unused Fees to offset the filing fee payable in connection with this filing.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Gold Stone Technical Inc.
Form or Filing Type	F-1
File Number	333-297055
Filing Date	Jun. 26, 2026
Fee Paid with Fee Offset Source	$ 4,466.67